Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of inventory

	September 30,	December 31,
	2019	2018
Raw materials	$1,063	$1,111
Work in progress	3	—
Finished goods	223	154
Total inventory	1,289	1,265
Less:
Reserve for obsolete	(4)	(4)
Total net inventory	$1,285	$1,261

Schedule of employee stock-based compensation expense

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018

Research and development	$1	$29	$11	$87
General and administrative	203	326	661	3,003
Total stock-based compensation expense	$204	$355	$675	$3,090

Schedule of outstanding potentially dilutive securities calculation of diluted loss per share attributable to common stockholders
	September 30,
	2019	2018
Common stock purchase warrants	489,176	585,747
Restricted stock unit	5,877	8,646
Common stock options	137,389	86,289
Total	632,442	680,682

	December 31,
	2018	2017
Common stock purchase warrants	561,342	321,590
Restricted stock unit	6,813	14,395
Common stock options	86,089	82,590
Total	654,244	418,575

Schedule of cumulative effect of the changes made to the company's consolidated balance sheet
	Balance @ December 31, 2018	Adjustment Due to ASC 842	Balance @ January 1, 2019
Right to Use Asset - Long Term	—	$87	$87

Lease Liability – Long Term	—	$(87)	$(87)